Intangible Assets - Schedule of Changes in Technology Based Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	R 13
Balance at end of year	16	R 13
Technology-based assets
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	13
Balance at end of year	16	13
Technology-based assets | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	39	48
Fully depreciated assets no longer in use derecognised	0	(10)
Additions	8	1
Balance at end of year	47	39
Technology-based assets | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(26)	(29)
Fully depreciated assets no longer in use derecognised	0	10
Amortisation charge	(5)	(7)
Balance at end of year	R (31)	R (26)